Business combination under common control - Acquisition Of global mobile application service provider from Tencent (Details) ¥ in Thousands, $ in Thousands					1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 22, 2023 CNY (¥)	Dec. 22, 2023 USD ($)	Jan. 20, 2022 CNY (¥)	Jan. 20, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Business combination under common control
Net loss								¥ (204,519)	$ (28,805)	¥ (547,673)	[1]	¥ 583,499
Total assets					¥ 12,924,354		¥ 13,793,000	12,924,354		13,793,000			$ 1,820,358
Total liabilities					¥ (2,299,755)		(2,383,609)	(2,299,755)		(2,383,609)			$ (323,913)
Adjustment to APIC due to acquisition of entity under common control								(574,826)		573,714
A global mobile application service provider
Business combination under common control
Revenue							43,889	61,431
Net loss							(61,017)	¥ (4,551)
Total assets	¥ 611,533						645,993			645,993
Total liabilities	(38,848)						(79,974)			(79,974)
Net assets	¥ 572,685						¥ 566,019			¥ 566,019
A global mobile application service provider
Business combination under common control
Percentage of voting interests acquired	100.00%				100.00%			100.00%					100.00%
Aggregate cash consideration	¥ 574,826	$ 81,000	¥ 573,714	$ 90,000	¥ 574,826	$ 81,000

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).